UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Deccan Value Advisors, L.P.
           --------------------------------------------------
Address:   15 Valley Drive, 2nd Floor
           --------------------------------------------------
           Greenwich, CT 06831
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number: 028-11963

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Malik
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     203-983-7203
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ John Malik             Greenwich, Connecticut    November 13, 2008
       ------------------------   ------------------------   -----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              6
                                               -------------

Form 13F Information Table Value Total:          $352,722
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                                      FORM 13F INFORMATION TABLE

                                                            VALUE     SHARES/   SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                     CLASS         CUSIP    x($1000)    PRN AMT   PRN CALL DISCRETN  MANAGERS   SOLE    SHARED    NONE
-----------------------------   -----------    ---------  --------    -------   --- ---- --------  --------   ----------------------
BURLINGTON NORTHN SANTA FE C           COM     12189T104    44,671    483,300   SH       SOLE                 483,300
GRUPO TELEVISA SA DE CV         SP ADR REP ORD 40049J206     6,775    309,800   SH       SOLE                 309,800
MASTERCARD INC                         CL A    57636Q104    87,087    491,000   SH       SOLE                 491,000
UNION PAC CORP                         COM     907818108    26,386    370,800   SH       SOLE                 370,800
VISA INC                            COM CL A   92826C839    69,264  1,128,258   SH       SOLE               1,128,258
WELLPOINT INC                          COM     94973V107   118,539  2,534,500   SH       SOLE               2,534,500
